PayPal Money Market Fund

--------------------------------------------------------------------------------
Seven-Day Yield                                                     1.92%
Total Return:
-------------
6 Months Cumulative for the Period Ending June 30, 2002             0.96%
Annualized Since Inception (November 18, 1999)                      3.90%



During the first few months of 2002, the U.S. economy began showing signs of recovery. In response, the Federal Reserve Board (the "Fed") left interest rates unchanged for the first time in twelve months and shifted its risk assessment to a neutral stance. As the reporting period unfolded, however, indications of a slower economy emerged. Despite an annualized economic growth rate of approximately 4.3% in the first half of the year, the economic outlook was uncertain. Consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. In the face of continued economic weakness, the Fed left its target federal funds rate steady at 1.75%, the discount rate at 1.25%, and moved the bias to neutral.

Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, expectations of Fed tightening were soon priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound.

The Fund saw strong performance during the reporting period. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase beginning early in the third quarter, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike is greater.

Looking ahead, the combination of financial market unrest, slower economic growth, and stable inflation has pushed the probability of tightening into the future. The probability that the Fed will leave rates unchanged through year end is increasing, and there is even discussion of the potential for further monetary easing. As opportunities arise, we will continue to extend the portfolio while watching for consistent data to signal a true acceleration of economic growth.

     Additional Information

     The PayPal Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

The seven-day yield is an annualized yield for the seven-day period ended June 30, 2002. "Annualized yield" refers to the interest you would earn if you held a share of the PayPal Money Market Reserve Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management. Performance figures for the Fund and for the Master Portfolio's benchmark, the Money Fund Report All-Taxable Average (the "Average") represent past performance of the Fund and it is not possible to invest directly in an Average. Share value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than the original investment. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                                                             See Crosschecks Tab

PayPal Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments:
In Money Market Master Portfolio ("Master Portfolio"), at value (Note 1)   $111,746,579
Receivables:
       Due from PPAM (Note 2)                                                    13,787
                                                                           ------------
Total Assets                                                                111,760,366
                                                                           ------------
LIABILITIES

Payables:
       Distribution to shareholders                                             153,285
                                                                           ------------
Total Liabilities                                                               153,285
                                                                           ------------
NET ASSETS                                                                 $111,607,081
                                                                           ============

Net assets consist of:
       Paid-in capital                                                      111,604,300
       Undistributed net realized gain on investments                             2,781
                                                                           ------------
NET ASSETS                                                                 $111,607,081
                                                                           ============
Shares outstanding                                                          111,604,300
                                                                           ------------
Net asset value and offering price per share                               $       1.00
                                                                           ============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
       Interest                                                                                    $ 921,138
       Expenses                                                                                      (45,926)
                                                                                                   ---------
Net investment income allocated from corresponding Master Portfolio                                  875,212
                                                                                                   ---------

FUND EXPENSES (Note 2)
       Management fees                                                                               826,510
                                                                                                   ---------
Total fund expenses                                                                                  826,510
                                                                                                   ---------
Less:
       Fees reimbursed by PPAM (Note 2)                                                             (826,510)
                                                                                                   ---------

Total Net Expenses                                                                                        --
                                                                                                   ---------
Net investment income                                                                                875,212
                                                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
       Net realized gain                                                                                 211
                                                                                                   ---------
Net gain on investments                                                                                  211
                                                                                                   ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $ 875,423
                                                                                                   =========

--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         For the Six Months
                                                                                        Ended June 30, 2002   For the Year Ended
                                                                                                (Unaudited)    December 31, 2001
                                                                                        -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
       Net investment income                                                                  $     875,212        $   2,669,572
       Net realized gain                                                                                211                2,570
                                                                                              -------------        -------------
Net increase in net assets resulting from operations                                                875,423            2,672,142
                                                                                              -------------        -------------

Distributions to shareholders:
       From net investment income                                                                  (875,212)          (2,669,572)
                                                                                              -------------        -------------
Total distributions to shareholders                                                                (875,212)          (2,669,572)
                                                                                              -------------        -------------

Capital share transactions:
       Proceeds from shares sold                                                                467,653,148          559,842,548
       Net asset value of shares issued in reinvestment of dividends and distributions              721,480            1,845,150
       Cost of shares redeemed                                                                 (438,974,359)        (555,373,814)
                                                                                              -------------        -------------
Net increase in net assets resulting from capital share transactions                             29,400,269            6,313,884
                                                                                              -------------        -------------

Increase in net assets                                                                           29,400,480            6,316,454
                                                                                              -------------        -------------

NET ASSETS:

Beginning of period                                                                              82,206,601           75,890,147
                                                                                              -------------        -------------
End of period

               (including undistributed net investment income of $0)                          $ 111,607,081        $  82,206,601
                                                                                              =============        =============

SHARES ISSUED AND REDEEMED:
       Shares sold                                                                              467,653,148          559,842,548
       Shares issued in reinvestment of dividends and distributions                                 721,480            1,845,150
       Shares redeemed                                                                         (438,974,359)        (555,373,814)
                                                                                              -------------        -------------
Net Increase in Shares Outstanding                                                               29,400,269            6,313,884
                                                                                              =============        =============

--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund
Financial Highlights
For a share outstanding throughout each period

--------------------------------------------------------------------------------

                                                               Six months                                           Period from
                                                                    ended                                         Nov. 18, 1999
                                                            Jun. 30, 2002        Year ended       Year ended                 to
                                                               (Unaudited)    Dec. 31, 2001    Dec. 31, 2000      Dec. 31, 1999  (5)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $    1.00         $    1.00        $    1.00         $     1.00
                                                                ---------         ---------        ---------         ----------
Income from investment operations:
   Net investment income                                             0.01              0.03             0.05               0.01
                                                                ---------         ---------        ---------         ----------
Total from investment operations                                     0.01              0.03             0.05               0.01
                                                                ---------         ---------        ---------         ----------
Less distributions from:
   Net investment income                                            (0.01)            (0.03)           (0.05)             (0.01)
                                                                ---------         ---------        ---------         ----------
Total distributions                                                 (0.01)            (0.03)           (0.05)             (0.01)
                                                                ---------         ---------        ---------         ----------
Net asset value, end of period                                  $    1.00         $    1.00        $    1.00         $     1.00
                                                                =========         =========        =========         ==========
Total return                                                         0.96% (3)         2.86%            5.56%              0.65% (3)
                                                                =========         =========        =========         ==========
Ratios/Supplemental data:
   Net assets, end of period (000s)                             $ 111,607         $  82,207        $  75,890         $    1,196
   Ratio of expenses to average net assets              (1)          0.10% (4)         1.46%            1.38%              0.50% (4)
   Ratio of net investment income to average net assets (2)          1.93% (4)         2.80%            5.32%              5.92% (4)

------------------------------------------------------------------------------------------------------------------------------------

(1)  Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses                             1.93% (4)         1.90%            1.75%              0.60% (4)
(2)  Ratio of net investment income (loss) to average net
     assets prior to waived fees and reimbursed expenses             0.10% (4)         2.36%            4.95%              5.82% (4)
------------------------------------------------------------------------------------------------------------------------------------

(3)  Not Annualized.
(4)  Annualized.
(5)  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     PayPal Money Market Fund (the "Fund"), is a diversified series of PayPal Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund changed its name from PayPal Money Market Reserve Fund effective January 22, 2002. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

     The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (5.26% as of June 30, 2002). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Security Transactions and Income Recognition

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

     Federal Income Taxes

The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2002.



2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     PayPal Asset Management, Inc. ("PPAM"), a wholly owned subsidiary of PayPal, Inc. ("PayPal"), serves as the Fund's investment adviser. For both its advisory and administrative services, PPAM is paid a "unified" fee from the Fund at an annual rate of 1.80% of the Fund's average daily net assets. Under an investment advisory agreement between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund's average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

     The Trust and PPAM have also entered into a written expense limitation and reimbursement agreement, under which PPAM has agreed to limit the Fund's operating expenses to an annual rate of 0.10% of the Fund's average daily net assets. After an initial term of one year, this agreement will be renewed thereafter for successive one-year terms on an annual basis, subject to the approval of the Board of Trustees. PPAM waived expenses totaling $826,510 or 0.89% of the Fund's average daily net assets for the six months ended June 30, 2002.

     PayPal serves as the shareholder servicing agent for the Fund. PayPal is also responsible for maintaining the Fund's shareholder accounts. PPAM serves as the Fund's transfer agent.

     Investor's Bank & Trust Company (the "Administrator") provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3.   CAPITAL SHARE TRANSACTIONS

     As of June 30, 2002, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

   MONEY MARKET MASTER PORTFOLIO
   Schedule of Investments
   June 30, 2002 (Unaudited)


   Security                                                                   Face Amount                  Value
   -------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT--12.46%

   -------------------------------------------------------------------------------------------------------------
   Bank of Nova Scotia
     2.96%, 03/28/03                                                         $ 20,000,000        $    19,992,669

   Bayerische Hypo-Und Vereinsbank AG
     2.20%, 10/08/02                                                           10,000,000             10,000,000

   Canadian Imperial Bank
     1.82%, 07/30/02                                                           30,000,000             30,000,000
     2.52%, 05/14/03                                                           15,000,000             14,982,501

   Chase Manhattan Bank USA
     1.81%, 10/18/02                                                           15,000,000             15,000,000
     1.82%, 10/21/02                                                           15,000,000             15,000,000

   Comerica Bank
     3.71%, 09/17/02                                                           10,000,000             10,003,002

   Commerzbank AG
     1.87%, 11/25/02                                                           40,000,000             40,001,642

   Deutsche Bank AG
     1.79%, 07/24/02                                                           20,000,000             20,000,000

   Dresdner Bank AG
     2.04%, 09/09/02                                                           10,000,000              9,999,802
     2.53%, 10/15/02                                                           10,000,000             10,015,503

   Societe Generale
     3.88%, 07/29/02                                                           15,000,000             14,996,843

   Toronto-Dominion Bank
     2.04%, 11/13/02                                                           10,000,000             10,000,000

   UBS AG
     2.78%, 03/17/03                                                           10,000,000             10,000,000
     3.81%, 07/29/02                                                           20,000,000             20,032,379

   World Savings Bank
     1.78%, 07/08/02                                                           15,000,000             14,999,925
   -------------------------------------------------------------------------------------------------------------

   TOTAL CERTIFICATES OF DEPOSIT

   (Cost: $265,024,266)                                                                              265,024,266
   -------------------------------------------------------------------------------------------------------------

   Security                                                                   Face Amount                  Value
   -------------------------------------------------------------------------------------------------------------
   COMMERCIAL PAPER--50.30%

   -------------------------------------------------------------------------------------------------------------
   Amstel Funding Corp.
     1.83%, 07/31/02                                                           20,000,000             19,967,378
     1.83%, 09/11/02                                                           10,000,000              9,962,383
     1.84%, 08/26/02                                                           10,000,000              9,970,356
     1.92%, 07/11/02                                                           10,000,000              9,993,600
     1.93%, 07/05/02                                                           10,000,000              9,996,783

     1.95%, 07/05/02                                                           15,000,000             14,995,125
     2.03%, 11/15/02                                                           10,000,000              9,921,619

   Banque Generale du Luxembourg
     1.80%, 09/10/02                                                           25,000,000             24,908,750
     1.82%, 07/11/02                                                           20,000,000             19,987,867

   Dorada Finance Inc.
     1.80%, 09/10/02                                                           20,000,000             19,927,000
     1.85%, 09/03/02                                                            4,500,000              4,484,737
     1.94%, 07/08/02                                                           10,000,000              9,995,150

   Edison Asset Securitization Corp.
     1.95%, 07/08/02                                                            2,624,000              2,622,720

   Enterprise Funding Corp.
     1.80%, 07/01/02                                                           25,243,000             25,240,476
     1.80%, 07/15/02                                                           25,000,000             24,980,000
     1.80%, 09/19/02                                                           11,515,000             11,467,788

   Florens Container Inc.
     1.83%, 07/23/02                                                           15,000,000             14,981,700

   Formosa Plastics Corp.
     1.82%, 07/24/02                                                           18,000,000             17,977,250

   Forrestal Funding Corp.
     1.84%, 07/22/02                                                           10,000,000              9,988,244
     1.96%, 07/01/02                                                            9,053,000              9,052,015

   Fortis Funding SA
     1.79%, 07/09/02                                                            8,000,000              7,996,022

   GE Capital International
     1.86%, 07/10/02                                                           25,000,000             24,985,792
     1.94%, 07/02/02                                                           25,000,000             24,995,958
     2.00%, 10/29/02                                                           25,000,000             24,830,556

   General Electric Capital Corp.
     1.78%, 07/22/02                                                           30,000,000             29,965,883
     1.93%, 07/08/02                                                           20,000,000             19,990,350
     1.93%, 12/10/02                                                           50,000,000             49,560,389
     2.06%, 12/17/02                                                           15,000,000             14,853,225

   Intrepid Funding
     1.80%, 07/22/02                                                           15,025,000             15,007,721
     1.80%, 09/18/02                                                            6,857,000              6,829,229

   K2 USA LLC
     1.92%, 09/03/02                                                            2,958,000              2,947,588
     2.04%, 09/09/02                                                           18,000,000             17,926,380

   Links Finance LLC
     2.00%, 11/27/02                                                           10,000,000              9,916,111

   Loch Ness LLC
     1.82%, 08/12/02                                                            9,680,000              9,658,467
     1.85%, 08/27/02                                                           31,151,000             31,056,552
     1.85%, 09/30/02                                                           10,853,000             10,801,132
     1.98%, 10/23/02                                                            4,846,000              4,815,083
     1.98%, 10/30/02                                                            8,231,000              8,175,318
     1.98%, 11/15/02                                                            9,624,000              9,550,425
     1.99%, 12/10/02                                                            5,326,000              5,277,717
     2.07%, 12/02/02                                                            5,056,000              5,010,648

   Market Street Funding Corp.

     1.93%, 07/01/02                                                           25,000,000             24,997,320

   Moat Funding LLC
     1.80%, 07/24/02                                                            5,465,000              5,458,169
     1.84%, 09/03/02                                                           15,000,000             14,949,400
     1.85%, 07/23/02                                                           10,000,000              9,987,667
     1.88%, 07/08/02                                                           20,000,000             19,990,600
     1.90%, 12/05/02                                                           15,000,000             14,874,125

   Nationwide Building Society
     1.80%, 07/19/02                                                           15,000,000             14,985,000
     1.91%, 12/09/02                                                           10,000,000              9,913,520

   Quincy Capital Corp.
     1.83%, 08/09/02                                                           27,749,000             27,691,166

   Sigma Finance Inc.
     1.84%, 09/03/02                                                           10,000,000              9,966,267
     1.88%, 07/10/02                                                           10,000,000              9,994,255
     1.98%, 08/13/02                                                           10,000,000              9,975,312
     2.04%, 11/07/02                                                           20,000,000             19,851,533

   Silver Tower US Funding LLC
     1.81%, 09/24/02                                                           13,000,000             12,943,136
     1.84%, 11/18/02                                                           20,000,000             19,854,844
     1.89%, 08/23/02                                                           10,000,000              9,971,125

   Special Purpose Accounts Receivable Corp.
     1.82%, 09/10/02                                                           16,000,000             15,940,951

   Stellar Funding Group Inc.
     1.84%, 08/30/02                                                           10,283,000             10,250,414
     1.84%, 09/03/02                                                            6,978,000              6,954,461
     1.85%, 07/15/02                                                            5,042,000              5,037,854
     1.85%, 07/22/02                                                            4,859,000              4,853,257
     1.85%, 08/21/02                                                            7,053,000              7,033,791
     1.85%, 08/29/02                                                            5,410,000              5,393,041
     1.85%, 08/30/02                                                            6,283,000              6,262,982
     1.87%, 09/20/02                                                            4,819,000              4,798,223
     1.95%, 12/12/02                                                            4,925,000              4,880,716

   Svenska Handelsbanken Inc.
     1.82%, 07/29/02                                                           20,000,000             19,969,667
     1.94%, 12/04/02                                                            4,000,000              3,965,942
     1.94%, 12/10/02                                                           18,000,000             17,840,920

   Swedish Export Credit Corp.
     1.80%, 08/15/02                                                            6,105,000              6,090,653

   Thames Asset Global Securitization Inc.
     1.80%, 07/01/02                                                            7,665,000              7,664,233
     1.82%, 09/04/02                                                            8,691,000              8,661,562
     1.85%, 08/01/02                                                            9,189,000              9,173,417
     1.85%, 11/18/02                                                           20,000,000             19,854,056
     1.86%, 11/18/02                                                           15,000,000             14,889,950

   Variable Funding Capital Corp.
     1.79%, 07/18/02                                                           20,000,000             19,981,105
     1.87%, 07/11/02                                                           20,000,000             19,987,533
   -------------------------------------------------------------------------------------------------------------

   TOTAL COMMERCIAL PAPER
   (Cost: $1,069,459,654)                                                                          1,069,459,654
   -------------------------------------------------------------------------------------------------------------

   -------------------------------------------------------------------------------------------------------------

   Security                                                                   Face Amount                  Value
   -------------------------------------------------------------------------------------------------------------
   MEDIUM TERM NOTES--8.49%

   -------------------------------------------------------------------------------------------------------------
   Beta Finance Co. Ltd.
     2.54%, 10/16/02                                                           15,000,000             15,000,000
     3.67%, 09/10/02                                                           15,000,000             15,000,000

   Dorada Finance Inc.
     2.73%, 04/17/03                                                           25,000,000             24,996,000
     4.08%, 07/16/02                                                            5,000,000              5,000,000

   General Electric Capital Corp.
     2.21%, 01/23/03                                                           10,000,000             10,000,000

   K2 USA LLC
     2.09%, 01/21/03                                                            5,000,000              4,997,061
     2.21%, 11/12/02                                                           10,000,000             10,000,000

   Links Finance LLC
     2.20%, 11/19/02                                                           15,000,000             15,000,000
     2.58%, 11/13/02                                                           15,000,000             15,000,000
     2.80%, 03/17/03                                                           20,000,000             20,000,000
     3.00%, 04/15/03                                                           15,000,000             15,000,000

   Morgan Stanley Dean Witter & Co.
     7.13%, 01/15/03                                                           20,000,000             20,517,280

   Sigma Finance Inc.
     4.16%, 08/06/02                                                           10,000,000             10,000,000
   -------------------------------------------------------------------------------------------------------------

   TOTAL MEDIUM TERM NOTES

   (Cost: $180,510,341)                                                                              180,510,341
   -------------------------------------------------------------------------------------------------------------

   Security                                                                   Face Amount                  Value
   -------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS--1.17%
   -------------------------------------------------------------------------------------------------------------
   Federal National Mortgage Association
     1.77%, 08/07/02                                                           25,000,000             24,952,198
   -------------------------------------------------------------------------------------------------------------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost: $24,952,198)                                                                                24,952,198
   -------------------------------------------------------------------------------------------------------------

   Security                                                                   Face Amount                  Value
   -------------------------------------------------------------------------------------------------------------
   VARIABLE & FLOATING RATE NOTES--24.76%

   -------------------------------------------------------------------------------------------------------------
   Associates Corp. NA
     1.96%, 06/15/04                                                           15,000,000             14,996,792

   Associates Manufactured Housing Certificates
     2.07%, 10/15/02                                                            3,130,788              3,130,788

   Bank of America Corp.
     2.36%, 08/01/02                                                            2,000,000              2,000,821

   Bank One Corp.
     2.01%, 08/12/02                                                            2,000,000              2,000,477
     2.07%, 04/22/03                                                           50,000,000             50,093,327
     2.13%, 02/18/03                                                            5,000,000              5,008,742

   Bank One NA

     2.07%, 09/16/02                                                           10,000,000             10,004,138

   First Union National Bank
     1.98%, 10/29/02                                                           30,000,000             30,005,916
     2.02%, 08/16/02                                                           10,000,000             10,001,561
     2.02%, 09/06/02                                                            2,000,000              2,000,459

   Fleet National Bank
     1.97%, 09/03/02                                                            1,000,000              1,000,256
     1.98%, 07/31/02                                                            3,000,000              3,000,477

   General Electric Capital Corp.
     1.84%, 05/28/03                                                           10,000,000             10,002,732

   Goldman Sachs Group Inc.
     2.20%, 01/17/03                                                           12,000,000             12,016,037
     2.21%, 01/14/03                                                           10,000,000             10,014,041
     6.60%, 07/15/02                                                            7,600,000              7,613,602
     7.80%, 07/15/02                                                            5,000,000              5,011,185

   Holmes Financing No. 5 Series 1
     1.85%, 10/15/02                                                           54,000,000             54,002,188

   K2 USA LLC
     1.81%, 02/18/03                                                           10,000,000              9,999,364
     1.84%, 10/21/02                                                           15,000,000             15,000,000
     2.68%, 04/25/03                                                           10,000,000             10,000,000

   Key Bank NA
     1.86%, 02/03/03                                                           25,000,000             25,003,256
     2.10%, 07/02/02                                                           20,500,000             20,500,110

   Links Finance LLC
     1.82%, 06/16/03                                                           10,000,000              9,999,034

   Merrill Lynch & Co. Inc.
     1.82%, 05/02/03                                                           20,000,000             20,000,000
     2.09%, 07/24/02                                                            4,000,000              4,000,557
     2.10%, 01/29/03                                                            8,000,000              8,008,853

   Morgan Stanley Dean Witter & Co.
     2.02%, 01/16/03                                                           23,000,000             23,024,883
     2.08%, 03/13/03                                                           19,790,000             19,818,022
     2.15%, 01/16/03                                                            6,800,000              6,807,399

   Nationwide Building Society
     1.84%, 02/14/03                                                           50,000,000             50,000,000

   Sigma Finance Inc.
     2.01%, 11/15/02                                                           25,000,000             24,998,680

   Unilever NV
     2.06%, 10/24/02                                                           47,300,000             47,326,357
   -------------------------------------------------------------------------------------------------------------

   TOTAL VARIABLE & FLOATING RATE NOTES
   (Cost: $526,390,054)                                                                              526,390,054
   -------------------------------------------------------------------------------------------------------------

   Security                                                                   Face Amount                  Value
   -------------------------------------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS-2.48%

   -------------------------------------------------------------------------------------------------------------
   Goldman Sachs Tri-Party Repurchase Agreement, dated 06/28/02, due           25,000,000             25,000,000
   07/01/02, with a maturity value of $25,004,083 and an effective yield of 1.96%.

   Merrill Lynch Tri-Party Repurchase Agreement, dated 06/28/02, due           27,704,000             27,704,000
   07/01/02, with a maturity value of $27,708,525 and an effective yield of 1.96%.

   -------------------------------------------------------------------------------------------------------------

   TOTAL REPURCHASE AGREEMENTS
   (Cost: $52,704,000)                                                                                52,704,000
   -------------------------------------------------------------------------------------------------------------


   TOTAL INVESTMENTS IN SECURITIES -- 99.66%
   (Cost $2,119,040,513)                                                                           2,119,040,513
   -------------------------------------------------------------------------------------------------------------
   Other Assets, Less Liabilities -- 0.34 %                                                            7,164,773
   -------------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.00%                                                                         $  2,126,205,286
   =============================================================================================================



The accompanying notes are an integral part of these financial statements.

                                                             See Crosschecks Tab

Money Market Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at amortized cost (Cost:  $2,119,040,513) (Note 1)   $2,119,040,513
Cash                                                                                       410
Receivables:
       Interest                                                                      7,529,915
                                                                                --------------
Total Assets                                                                     2,126,570,838
                                                                                --------------

LIABILITIES
Payables:
       Advisory fees (Note 2)                                                          365,552
                                                                                --------------
Total Liabilities                                                                      365,552
                                                                                --------------

NET ASSETS                                                                      $2,126,205,286
                                                                                ==============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Interest                                               $20,755,189
                                                              -----------
Total investment income                                        20,755,189
                                                              -----------

EXPENSES (Note 2)
       Advisory fees                                            1,025,353
                                                              -----------

Total expenses                                                  1,025,353
                                                              -----------
Net investment income                                          19,729,836
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                     4,880
                                                              -----------

Net gain on investments                                             4,880
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $19,734,716
                                                              ===========

--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          For the Six Months
                                                                         Ended June 30, 2002      For the Year Ended
                                                                                 (Unaudited)       December 31, 2001
                                                                         -------------------      ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
       Net investment income                                                 $    19,729,836         $    36,484,704
       Net realized gain                                                               4,880                  26,158
                                                                             ---------------         ---------------
Net increase in net assets resulting from operations                              19,734,716              36,510,862
                                                                             ---------------         ---------------

Interestholder transactions:
       Contributions                                                           4,646,887,628           7,101,626,395
       Withdrawals                                                            (4,304,899,169)         (5,886,952,331)
                                                                             ---------------         ---------------
Net increase in net assets resulting from interestholder transactions            341,988,459           1,214,674,064
                                                                             ---------------         ---------------

Increase in net assets                                                           361,723,175           1,251,184,926

NET ASSETS:

Beginning of period                                                            1,764,482,111             513,297,185
                                                                             ---------------         ---------------
End of period                                                                $ 2,126,205,286         $ 1,764,482,111
                                                                             ===============         ===============

--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

       These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

       MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at June 30, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:

     ------------------------------------------------------------------------------------------

                                                                              Aggregate Market
         Repurchase Agreement      Interest Rate(s)      Maturity Date(s)           Value
     ------------------------------------------------------------------------------------------
         Goldman Sachs Tri-Party     6.00 - 8.00%      08/01/11 - 02/01/32      $ 25,500,001

         Merrill Lynch Tri-Party     3.92 - 10.99      12/01/07 - 08/01/38        28,033,337

     ------------------------------------------------------------------------------------------


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At June 30, 2002, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended         Year Ended      Year Ended     Period Ended       Period Ended
                                 June 30, 2002       December 31,    December 31,     December 31,       February 28,
                                   (Unaudited)               2001            2000         1999 (1)           1999 (2)
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses        (3)          0.10%              0.10%           0.10%            0.10%              0.10%
   to average net assets

   Ratio of net investment  (3)          1.94%              3.66%           6.43%            5.23%              5.17%
   income to average net
   assets

   Total return                          0.95% (4)          4.23%           6.52%            4.44% (4)          2.61% (4)

--------------------------------------------------------------------------------------------------------------------------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

(3)  Annualized for periods of less than one year.

(4)  Not annualized.